Hartford International Opportunities HLS Fund Investment Strategy - Hartford International Opportunities HLS Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund normally invests at least 65% of its net assets in equity securities, including non-dollar securities, of foreign issuers. The Fund diversifies its investments among a number of different countries throughout the world, with no limit on the amount of assets that may be invested in each country. The securities in which the Fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The Fund may invest in companies domiciled in emerging markets as a percentage of its net assets up to the greater of: (a) 25% or (b) the weight of emerging markets in the MSCI ACWI ex USA Index plus 10%. The Fund may invest in opportunities across the market capitalization spectrum, but under normal circumstances invests primarily in mid and large capitalization companies. The sub-adviser, Wellington Management Company LLP (“Wellington Management”), seeks to invest in companies with improving or sustainable return on capital. Wellington Management focuses on companies with underappreciated assets and/or companies that it believes are mispriced by the market due to short-term issues. Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. As part of its fundamental analysis, Wellington Management may evaluate, for example, a company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Portfolio construction is driven primarily by bottom-up stock selection, with region, country and sector weightings being secondary factors. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market.An issuer is deemed to be a “foreign issuer” if one or more of the following criteria is met: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer is doing a substantial amount of business outside the United States, which the Fund considers to be an issuer that derives at least 50% of its revenues or profits outside the United States or has at least 50% of its sales or assets outside the United States; or (c) the principal trading market for a security of an issuer is located in a foreign country.